Investment Objectives and Goals	Jun. 13, 2024
Calamos Russell 2000 Structured Alt Protection ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000 Structured Alt Protection ETF – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Russell 2000® Structured Alt Protection ETFTM — July (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares®Russell2000® ETF ("Underlying ETF") up to a cap of [ %] (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from July 1, 2024 through June 30, 2025.

Calamos Russell 2000 Structured Alt Protection ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000 Structured Alt Protection ETF – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Russell 2000® Structured Alt Protection ETFTM — October (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares®Russell2000® ETF ("Underlying ETF") up to a cap of [   %] (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from October 1, 2024 through September 30, 2025.

Calamos Russell 2000 Structured Alt Protection ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000 Structured Alt Protection ETF – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Russell 2000® Structured Alt Protection ETFTM — January (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares®Russell2000® ETF ("Underlying ETF") up to a cap of [   %] (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from January 1, 2025 through December 31, 2025.

Calamos Russell 2000 Structured Alt Protection ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000 Structured Alt Protection ETF – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Russell 2000® Structured Alt Protection ETFTM — April (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares®Russell2000® ETF ("Underlying ETF") up to a cap of [   %] (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from April 1, 2025 through March 31, 2026.